As filed with the Securities and Exchange Commission on August 21, 2002

                                                      1933 Act Reg. No. 33-88316
                                                      1940 Act File No. 811-8932
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                       ----------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                       POST-EFFECTIVE AMENDMENT NO. 20                  [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                              AMENDMENT NO. 22                          [X]

                        ---------------------------------

                               Artisan Funds, Inc.
                                  (Registrant)

                       1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202

                        Telephone Number: (414) 390-6100
    Janet D. Olsen                             Cameron S. Avery
    Artisan Funds, Inc.                        Bell, Boyd & Lloyd LLC
    1000 North Water Street, #1770             Three First National Plaza, #3300
    Milwaukee, Wisconsin 53202                 Chicago, IL 60602

                              (Agents for Service)

                          ----------------------------

                       Amending Part C and filing Exhibits.


        It is proposed that this filing will become effective:

    [X] immediately upon filing pursuant to rule 485(b)
    [ ] on _________________ pursuant to rule 485(b)
    [ ] 60 days after filing pursuant to rule 485(a)(1)
    [ ] on _________________ pursuant to rule 485(a)(1)
    [ ] 75 days after filing pursuant to rule 485(a)(2)
    [ ] on _________________ pursuant to rule 485(a)(2)

--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Registration Statement contains only Part C for all series of Artisan Funds, Inc. This filing is being made solely to file certain exhibits and no changes to the Prospectuses or Statements of Additional Information of any series of Artisan Funds, Inc. included in Post-Effective Amendment Nos. 16, 17, and 19 to the Registration Statement of the Registrant are affected hereby.

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits


EXHIBIT NUMBER
                 DESCRIPTION

(a)(1)           Amended and Restated Articles of Incorporation of the
                 Registrant. (a)

(a)(2)           Articles of Amendment dated October 12, 1995. (a)

(a)(3)           Articles of Amendment dated January 16, 1997. (b)

(a)(4)           Articles of Amendment dated April 10, 1997. (c)

(a)(5)           Articles of Amendment dated June 5, 1997. (d)

(a)(6)           Articles of Amendment dated April 27, 2000. (f)

(a)(7)           Articles of Amendment dated November 29, 2000. (h)

(a)(8)           Articles of Amendment dated August 30, 2001. (i)

(a)(9)           Articles of Amendment dated June 5, 2002. (k)

(b)              Bylaws, as amended. (a)

(c)              None. (Registrant does not issue share certificates.)

(d)(1) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (c)

(d)(4) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (g)

(d)(5) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Value Fund. (i)

(d)(6) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (k)

(d)(7) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund.

(e)(1) Distribution Agreement between the Registrant and Artisan Distributors LLC. (g)

(e)(2) Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (i)

(e)(3) Notification to Distributor regarding addition of Artisan International Small Cap Fund. (k)

(e)(4) Notification to Distributor regarding addition of Artisan International Value Fund.

(f)              None.

(g)(1) Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)           Notification to Custodian regarding addition of Artisan Mid Cap
                 Fund. (c)

(g)(3) Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (d)

(g)(4)           Amendment No. 1 to Custodian Agreement. (g)

(g)(5) Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (i)

(g)(6) Notification to Custodian regarding addition of Artisan International Small Cap Fund. (k)

(g)(7) Form of Notification to Custodian regarding addition of Artisan International Value Fund.

(h)(1) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (j)

(h)(2) Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (k)

(h)(3) Form of Notification to Transfer Agent regarding addition of Artisan International Value Fund.

(i)(1) Opinion and consent of Bell, Boyd & Lloyd LLC relating to Artisan Small Cap Fund and Artisan International Fund. (a)

(i)(2) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (c)

(i)(3) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (d)

(i)(4) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund - Institutional Shares. (f)

(i)(5) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund. (h)

(i)(6) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund. (i)

(i)(7) Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund. (l)

(i)(8)           Consent of Bell, Boyd & Lloyd LLC.

(i)(9)           Consent of Godfrey & Kahn, S.C.

(j)              Consent of PricewaterhouseCoopers LLP. (j)

(k)              None.

(l)              Subscription Agreement between the Registrant and Andrew A.
                 Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(m)              None.

(n) Multiple Class Plan pursuant to Rule 18f-3 for Artisan International Fund and Artisan Mid Cap Fund. (f)

(p)(1)           Artisan Funds, Inc. Code of Ethics for Outside Directors. (j)

(p)(2) Artisan Funds, Inc., Artisan Partners Limited Partnership, Artisan Distributors LLC Code of Ethics and Policy and Procedures to Prevent Misuse of Inside Information. (k)

----------------------------

(a) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant's registration statement, Securities Act file number 33-88316 (the "Registration Statement"), filed on November 27, 1995.

(b) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 5 to the Registration Statement, filed on January 21, 1997.

(c) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(d) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(e) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 10 to the Registration Statement, filed on August 31, 1998.

(f) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(g) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(h) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(i) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(j) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(k) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(l) Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

ITEM 24. Persons Controlled by or Under Common Control With Registrant.

         The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the statement of additional information under the caption "Principal Shareholders" is incorporated herein by reference.


ITEM 25. Indemnification.

         Article VIII of Registrant's Amended Articles of Incorporation (Exhibits (a)(1) through (a)(9), which are incorporated herein by reference) provides that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes, and the Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

         Registrant and its directors and officers are insured under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26. Business and Other Connections of Investment Adviser.

         The information in the prospectus under the caption "Organization, Management & Management Fees" and in the statement of additional information under the caption "Investment Advisory Services" is incorporated herein by reference. For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of Artisan Partners Limited Partnership has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Officers" in the statement of additional information.

ITEM 27. Principal Underwriters.


(a)      Artisan Distributors LLC acts as principal underwriter for Artisan
         Funds.


(b)          NAME                             POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES WITH FUND
                                                      UNDERWRITER
Andrew A. Ziegler                        Chairman, President and Principal      Chairman, Director and Chief
                                                                                Executive Officer

Michael C. Roos                          Vice President and Principal           President

Lawrence A. Totsky                       Chief Financial Officer, Vice          Chief Financial Officer and
                                         President and Treasurer                Treasurer

Janet D. Olsen                           Vice President and Secretary           General Counsel and Secretary

Carlene Murphy Ziegler                   Registered Representative              Director and Vice President

Scott C. Satterwhite                     Registered Representative              Vice President

Andrew C. Stephens                       Registered Representative              Vice President

Mark L. Yockey                           Registered Representative              Vice President

Marina T. Carlson                        Registered Representative              Vice President

James C. Kieffer                         Registered Representative              Vice President

Gregory K. Ramirez                       Assistant Treasurer                    Assistant Secretary and
                                                                                Assistant Treasurer

Jevad Aslani                             Assistant Secretary and                Assistant Vice President
                                         Compliance Officer                     and Assistant Secretary


         The principal business address of each officer of Artisan Distributors LLC is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202.

(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28. Location of Accounts and Records.


                  (1)      State Street Bank & Trust Company
                           66 Brooks Drive
                           Braintree, MA 02184
                           Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6),
                           (7), (8)

                  (2) Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Funds, Inc. or Artisan Distributors LLC) 1000 North Water Street, Suite 1770 Milwaukee, Wisconsin 53202 Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11); Rule 31a-1(d);
                           Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(c); Rule 31a-2(e)

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on August 21, 2002.

                                            ARTISAN FUNDS, INC.

                                            By /s/ Andrew A. Ziegler
                                               ---------------------------
                                                Andrew A. Ziegler
                                                Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

               Name                        Title                        Date

/s/ Andrew A. Ziegler          Director, Chairman of the     )
--------------------------     Board and Chief Executive
Andrew A. Ziegler              Officer (principal executive  )
                               officer)                      )
                                                             )
/s/ Carlene Murphy Ziegler     Director and Vice President   )
--------------------------
Carlene Murphy Ziegler                                       )
                                                             )
/s/ David A. Erne              Director                      )
--------------------------
David A. Erne                                                )
                                                             )   August 21, 2002
/s/ Thomas R. Hefty            Director                      )
--------------------------
Thomas R. Hefty                                              )
                                                             )
/s/ Jeffrey A. Joerres         Director                      )
--------------------------
Jeffrey A. Joerres                                           )
                                                             )
/s/ Patrick S. Pittard         Director                      )
--------------------------
Patrick S. Pittard                                           )
                                                             )
/s/ Howard B. Witt             Director                      )
--------------------------
Howard B. Witt                                               )
                                                             )
/s/ Michael C. Roos            President                     )
--------------------------
Michael C. Roos                                              )
                                                             )
/s/ Lawrence A. Totsky         Chief Financial Officer and   )
--------------------------
Lawrence A. Totsky             Treasurer                     )
                               (principal financial and      )
                               accounting officer)           )

            Index of Exhibits Filed with this Registration Statement



 Exhibit
 Number              Description
 -------------------------------------------------------------------------------
 (d)(7) Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International
           Value Fund.

 (e)(4) Notification to Distributor regarding addition of Artisan International Value Fund.

 (g)(7) Form of Notification to Custodian regarding addition of Artisan International Value Fund.

 (h)(3) Form of Notification to Transfer Agent regarding addition of Artisan International Value Fund.

 (i)(8)    Consent of Bell, Boyd & Lloyd LLC.

 (i)(9)    Consent of Godfrey & Kahn, S.C.